Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment arrangement, option
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	14,148,829	9,995,236	31,728,133
Restricted stock
Class of Warrant or Right [Line Items]
Number of shares (in shares)	7,500,000
Ordinary shares and vested restricted stock units
Class of Warrant or Right [Line Items]
Number of shares (in shares)	15,000,000
Public Warrant Liability | Warrants to purchase ordinary shares
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	20,000,000	19,999,500
Private Placement Warrants | Warrants to purchase ordinary shares
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	9,666,667	9,666,667